Directors Loans (Tables)	3 Months Ended
Jun. 30, 2022
Directors Loans
Schedule of unsecured loans payable
	Three months ended	Year ended
	June 30, 2022	March 31, 2022
	($)	($)
Opening balance	644,642	570,000
Principal advances	350,000	-
Transaction costs	(99,191)	-
Amortization of transaction costs	18,661	74,642
Closing balance	914,112	644,642

Schedule of Non-Current Portion
	Three months ended	Year ended
	June 30, 2022	March 31, 2022
	($)	($)
Non-current portion	664,112	644,642
Total	664,112	644,642

Schedule of Finance Expenses
Finance expenses	For three months ended June 30,
	2022	2021
	($)	($)
Interest on loan	28,712	24,932
Amortization of transaction costs	18,661	17,197
Total	47,373	42,129